Segment Reporting (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 93,627	$ 81,055	$ 108,350	$ 117,641
Accounts receivable and prepaid expenses	18,837	25,273
Advances to affiliates	11,922	6,133
Total assets	3,582,200	3,547,395
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Total assets	2,911,659	2,866,541
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Total assets	$ 546,155	$ 568,393